3 BUSINESS COMBINATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Business Combinations Tables
Purchase price allocation
Presented below is the summary of the foregoing acquisitions:

Allocation of purchase price in millions of U.S. dollars
Asset Component	Ameri Georgia	Bigtech	Virtuoso	Ameri Arizona	Ameri California
Intangible Assets	1.8	0.6	0.9	5.4	3.8
Goodwill	3.5	0.3	0.9	10.4	5.0
Working Capital
Current Assets
Cash	1.4	-	-	-	-
Accounts Receivable	5.6	-	-	-	-
Other Assets	0.2	-	-	-	-
	7.3	-	-	-	-
Current Liabilities
Accounts Payable	1.3	-	-	-	-
Accrued Expenses & Other Current Liabilities	1.3	-	-	-	-
	2.7	-	-	-	-
Net Working Capital Acquired	4.6	-	-	-	-

Total Purchase Price	9.9	0.9	1.8	15.8	8.8

Allocation of purchase price in millions of U.S. dollars
Asset Component	Ameri Georgia	Bigtech	Virtuoso	DCM
Intangible Assets	1.8	0.6	0.9	5.4
Goodwill	3.5	0.3	0.9	10.4
Working Capital
Current Assets
Cash	1.4	—	—	—
Accounts Receivable	5.6	—	—	—
Other Assets	0.2	—	—	—
	7.3	—	—	—
Current Liabilities
Accounts Payable	1.3	—	—	—
Accrued Expenses & Other Current Liabilities	1.3	—	—	—
	2.7	—	—	—
Net Working Capital Acquired	4.6	—	—	—

Total Purchase Price	9.9	0.9	1.8	15.8

Revenue and earnings information
Revenue and Earnings of Acquisitions since the date of acquisition (in millions of U.S. dollars)
	Ameri Georgia	Bigtech	Virtuoso	DCM
Year of acquisition	2015	2016	2016	2016
Revenue	8.6	0.5	1.1	7.7
Earnings	1.0	0.0	0.2	0.3

Pro forma information
Supplemental Pro Forma Information of Acquired Entities of Ameri Holdings, Inc. for the Year Ended December 31, 2016 (in millions of U.S. dollars)
	Ameri Holdings, Inc.	Virtuoso	DCM	Total
Revenue	36.1	1.5	12.4	50.0
Earnings	(2.8)	0.1	1.0	(1.7)

Supplemental Pro Forma Information of Acquired Entities of Ameri Holdings, Inc. for the Year Ended December 31, 2015 (in millions of U.S. dollars)
	Ameri Holdings, Inc.	Virtuoso	DCM	Total
Revenue	20.3	3.2	17.9	41.4
Earnings	(0.8)	0.4	1.1	0.7